Subsequent Events (Details) - Subsequent Event [Member] - CNY (¥)		1 Months Ended
	Dec. 31, 2025	Nov. 25, 2025
Zhejiang Yiwu Rural Commercial Bank Co., Ltd [Member]
Subsequent Events [Line Items]
Loan start term		Nov. 25, 2025
Loan end term		Nov. 19, 2026
Loan amount		¥ 1,500,000
Zhejiang Yiwu Rural Commercial Bank Co., Ltd One [Member]
Subsequent Events [Line Items]
Loan start term		Nov. 25, 2025
Loan end term		May 20, 2026
Loan amount		¥ 1,500,000
Zhejiang Yiwu Rural Commercial Bank Co., Ltd. Two [Member]
Subsequent Events [Line Items]
Loan start term		Nov. 25, 2025
Loan end term		Nov. 19, 2026
Loan amount		¥ 2,900,000
Zhejiang Yiwu High-tech Zone Development & Construction Co., Ltd. [Member]
Subsequent Events [Line Items]
Lease term	1 year
Annual rent	¥ 180,905